LIABILITIES PRESENTED AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2019
LIABILITIES PRESENTED AT FAIR VALUE [Abstract]
Warrants to Purchase Preferred Shares
The Company measured the fair value of the warrants by using Option Pricing Method utilized in a Black- Scholes simulation model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected time until liquidation. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected time until liquidation is the period in which liquidation event will occurred subject to the Company's expectations. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	June 30,		December 31,
	2019	2018	2018
	Unaudited		Audited

Risk-free interest rate	1.71%	2.5%	2.52%
Expected volatility	80%	90%	80%
Expected life (in years)	3	2	3.5
Expected dividend yield	0	0	0

Changes in Fair Value of Warrants
Fair value of financial derivatives

Balance at January 1, 2019 (audited)	$24,049

Exercise of warrants	(2,924)

Revaluation of financial derivatives	(13,471)

Balance at June 30, 2019 (unaudited)	$7,654